Commitments and Contingencies (Details Narrative) - USD ($)	Aug. 21, 2017	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease term	3 years
Extended lease term	3 years
Future rental payments		$ 96,712	$ 150,143